Related Parties - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Executive directors
Disclosure of transactions between related parties [line items]
Executive management remuneration and director's fees	$ 2.5	$ 2.0
Salaries	1.3	1.2
Retirement contributions	0.2	0.2
Bonuses	1.0	0.4
Remuneration from the exercising or settlement of share options	0.3	0.2
Non-executive directors
Disclosure of transactions between related parties [line items]
Directors' remuneration expense	0.8	0.7
Modise Motloba, Harmony’s deputy chairman
Disclosure of transactions between related parties [line items]
Value of contract per annum (up to)	0.4
Value of contract that has been paid	$ 0.4	$ 0.1
Notice period	30 days
Rand Refinery
Disclosure of transactions between related parties [line items]
Ownership interest (as a percent)	10.38%